(LOSS) EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2023
Loss earnings per share
(LOSS) EARNINGS PER SHARE

NOTE 13 – (LOSS) EARNINGS PER SHARE

For the year ended June 30, 2023, potential shares of common stock from the unexercised options and unexercised options are excluded from diluted net loss per share as such amounts are anti-dilutive.

For the years ended June 30, 2022, the effect of potential shares of common stock from the unexercised options was dilutive since the exercise prices for the options were lower than the average market price. As a result, a total of 301,975 unexercised options were included in the computation of diluted earnings per share for the years ended June 30, 2022.

For the years ended June 30, 2021, the effect of potential shares of common stock from the unexercised options was dilutive since the exercise prices for the options were lower than the average market price. As a result, a total of 55,444 unexercised options were included in the computation of diluted earnings per share for the years ended June 30, 2021.

The following table presents a reconciliation of basic and diluted net (loss) income per share:

	For the Years Ended June 30,
	2023	2022	2021
Net income (loss) attributable to the Company	$(7,200,263)	$3,235,559	$1,512,364
Weighted average number of common shares outstanding - Basic	39,668,780	33,711,659	27,499,367
Dilutive securities -unexercised warrants and options	-	301,975	55,444
Weighted average number of common shares outstanding – diluted	39,668,780	34,013,634	27,554,811
Earnings (loss) per share - Basic	$(0.18)	$0.10	$0.05
Earnings (loss) per share – Diluted	$(0.18)	$0.10	$0.05